Employee Stock and Incentive Plan (Summary Of Nonvested PSU Transactions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Share Units	321,402	212,920	43,500
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	582,644
Granted, Number of Share Units	142,212
Performance criteria adjustment, Number of Share Units	17,717
Forfeited, Number of Share Units	(14,276)
Vested, Number of Share Units	(86,425)
Share unit awards issued, Number of Share Units	217,014
Nonvested share units at end of period, Number of Share Units	424,858	582,644
Nonvested share units at beginning of period, Weighted Average Fair Value	$ 22.98
Granted, Weighted Average Fair Value	26.46
Performance criteria adjustment, Weighted Average Fair Value	25.59
Forfeited, Weighted Average Fair Value	25.92
Vested, Weighted Average Fair Value	26.25
Share unit awards issued, Weighted Average Fair Value	18.49
Nonvested share units at end of period, Weighted Average Fair Value	$ 25.78	$ 22.98